SUPPLEMENTARY STATEMENT OF OPERATIONS INFORMATION (Tables)	12 Months Ended
Dec. 31, 2013
SUPPLEMENTARY STATEMENT OF OPERATIONS INFORMATION [Abstract]
Geographic Information
A.	Geographic Information

The following is a summary of revenues and long-lived assets by geographic area. Revenues are attributed to geographic region based on the location of the customers.

	Year ended December 31,
	2 0 1 3	2 0 1 2	2 0 1 1
	(in thousands)
Revenues:
Israel	-	-	$222
Taiwan	-	$1,594	$1,828
Other foreign countries	-	$52	-
	$-	$1,646	$2,050

	December 31,
	2 0 1 3	2 0 1 2	2 0 1 1
	(in thousands)
Long-lived assets:
Israel	$2	$5	$67
	$2	$5	$67

Sales to Major Customers
B.	Sales to Major Customers

The following table summarizes the percentage of revenues from sales to major customers (exceeding 10% of total revenues for the year):

	Year ended December 31,
	2 0 1 3	2 0 1 2	2 0 1 1

Customer A	0%	97%	89%
Customer B	0%	0%	11%
Customer C	0%	3%	0%

(*) Less than 10%.

Cost of Revenues
C.	Cost of Revenues:

	Year ended December 31,
	2 0 1 3	2 0 1 2	2 0 1 1
	(in thousands)

Materials and production expenses	$-	$506	$623
Other manufacturing costs	15	36	46
	15	542	669
Royalties to the Government of Israel	-	53	48
	$15	$595	$717